INVESTMENT IN DIRECT FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENT IN DIRECT FINANCE LEASE [Abstract]
Net Investment in Direct Finance Lease
The Company's net investment in direct finance lease consisted of the following:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Total minimum lease payments receivable	$45,901	$—
Estimated unguaranteed residual value of leased asset	15,000	—
Unearned finance income	(26,023)	—
Net Investment in Direct Finance Lease	$34,878	$—

Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease
Presented below are the contracted future minimum rental payments due under non-cancellable finance lease, as of December 31, 2015.

Year ending December 31,	(Dollars in thousands)
2016	$4,920
2017	4,920
2018	4,920
2019	4,920
2020	4,810
Thereafter	21,411
Future minimum rental payments under finance lease	$45,901